Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Company 401k contribution		50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution		$ 792	$ 718	$ 718
Management Security Plan adjustment	$ 575			575
Management Security Plan expense		25	28	614
Management Security Plan accrued benefit		702	744
Accrued postretirement benefit obligation		180	387
Net periodic postretirement benefit cost		$ 16	$ 12	$ 12
Net periodic postretirement benefit cost discount rate		3.70%	4.00%	4.00%
Accumulated postretirement benefit obligation discount rate		4.25%	4.25%	4.25%